Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Summary of fair value on a recurring basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity
securities at December 31, 2020 are as follows:

	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
December 31,2020	U.S. Treasury Securities (Matures on 1/5/2021)	1	$690,294,710	$5,290	$690,300,000

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity
securities at December 31, 2020 are as follows:

Held-To-Maturity		Level	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2020	U.S. Treasury Securities (Matures on 1/5/2021)	1	$690,294,710	$5,290	$690,300,000

Summary of warrant liability by fair value hierarchy
The fair value of warrant liabilities at March 31, 2021 is as follows:

	Fair Value Measurements at March 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrant liabilities	$73,140,000	$—	$—	$73,140,000
Private Placement Warrant liabilities	—	—	33,917,332	33,917,332

Total warrant liabilities	$73,140,000	$—	$33,917,332	$107,057,332

The fair value of warrant liabilities at December 31, 2020 is as follows:

	Fair Value Measurements at December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrant liabilities	$62,100,000	$—	$—	$62,100,000
Private Placement Warrant liabilities	—	—	28,439,999	28,439,999

Total warrant liabilities	$62,100,000	$—	$28,439,999	$90,539,999

The fair value of warrant liabilities at December 31, 2020 is as follows:

	Fair Value Measurements at December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrant liabilities	$62,100,000	$—	$—	$62,100,000
Private Placement Warrant liabilities	$—	$—	$28,439,999	$28,439,999

Summary of quantitative information regarding level 3 fair value measurement inputs
The following table provides quantitative information regarding the Level 1 and 3 inputs used for the fair value measurements of the Company’s Public and Private Placement Warrant liabilities, respectively:

	As of March 31, 2021	As of December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$13.25	$13.41
Term (years)	5.1	5.3
Volatility	19.1%	12.9%
Risk free interest rate	0.9%	0.4%
Dividend yield	0.0%	0.0%
Public warrant price	$3.18	$2.70

The following table provides quantitative information regarding the Level 3 inputs used for the fair value measurements:

	As of May 18, 2020 (Initial Measurement)	As of June 30, 2020	As of September 30, 2020	As of December 31, 2020
Exercise price	$11.50	$11.50	$11.50	$11.50
Stock price	$10.00	$10.00	$10.41	$13.41
Term (years)	5.0	5.0	5.0	5.3
Volatility	45.0%	45.0%	29.0%	12.9%
Risk free interest rate	0.4%	0.3%	0.3%	0.4%
Dividend yield	0.0%	0.0%	0.0%	0.0%
Public warrant price	$0.00	$0.00	$2.12	$2.70

Summary of fair value of the company's warrant liability
The following table provides a roll-forward of the fair value of the Company’s Public and Private Placement Warrant liabilities, for which the fair value was determined using Level 1 and 3 inputs, respectively:

Warrant liabilities
Fair value at December 31, 2020	$90,539,999
Change in fair value	16,517,333

Fair value at March 31, 2021	$107,057,332

The following table provides a roll-forward of the fair value of the Company’s warrant liabilities, for which fair value was determined using Level 3 inputs:

Warrant liabilities
Fair value at December 31, 2019	$—
Issuance of warrants	—

Fair value at March 31, 2020	—
Issuance of warrants	67,066,666
Change in fair value	—

Fair value at June 30, 2020	67,066,666
Change in fair value	4,445,333

Fair value at September 30, 2020	71,511,999
Change in fair value	19,028,000

Fair value at December 31, 2020	$90,539,999